Financial instruments and risk management - Schedule of Detailed Information About Hedged Items by Risk Category (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value hedges
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying amount of the hedged item	£ 8,750	£ 5,935
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item	£ 215	£ 110
Line item in the statement of financial position where the hedged item is included	Borrowings	Borrowings
Changes in fair value used for calculating hedge ineffectiveness	£ 63	£ (81)
Cash flow hedges
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying amount of the hedged item	£ 734	£ 858
Line item in the statement of financial position where the hedged item is included	Borrowings	Borrowings
Changes in fair value used for calculating hedge ineffectiveness	£ (18)	£ 26
Cash flow hedge reserve	£ (268)	£ (362)